ACQUISITIONS - Narrative (Details) € in Thousands, $ in Thousands, $ in Thousands		12 Months Ended
	Jan. 01, 2024 CAD ($)	Mar. 31, 2025 CAD ($)	Aug. 30, 2024 CAD ($)	Aug. 30, 2024 EUR (€)	Jul. 24, 2024 CAD ($)	Jan. 01, 2024 EUR (€)	Nov. 16, 2023 CAD ($)	Nov. 16, 2023 USD ($)	Jul. 03, 2023 CAD ($)	Jul. 03, 2023 EUR (€)	Jun. 30, 2023 CAD ($)	Jun. 30, 2023 EUR (€)	Mar. 28, 2023 CAD ($)
Paxiom Group
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					100.00%
Cash consideration					$ 146,438
Trade and other receivables recognised as of acquisition date					$ 5,328
Percentage of intangible assets not tax deductible		80.00%
Percentage of goodwill not tax deductible		87.00%
Revenue of acquiree since acquisition date		$ 31,458
Profit (loss) of acquiree since acquisition date		(3,501)
Revenue of combined entity as if combination occurred at beginning of period		15,729
Profit (loss) of combined entity as if combination occurred at beginning of period		(1,750)
Heidolph Instruments GmbH & Co.
Disclosure of detailed information about business combination [line items]
Cash consideration			$ 45,064	€ 30,252
Trade and other receivables recognised as of acquisition date			$ 2,087
Revenue of acquiree since acquisition date		42,733
Profit (loss) of acquiree since acquisition date		(442)
Revenue of combined entity as if combination occurred at beginning of period		30,524
Profit (loss) of combined entity as if combination occurred at beginning of period		$ (315)
IT.ACA. Engineering S.r.l.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%					100.00%
Cash consideration	$ 12,444					€ 8,507
Contingent consideration period	36 months
IT.ACA. Engineering S.r.l. | Major business combination
Disclosure of detailed information about business combination [line items]
Cash consideration	$ 7,631					€ 5,217
Avidity Science, LLC
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired							100.00%	100.00%
Cash consideration							$ 267,649	$ 195,471
Odyssey Validation Consultants Limited
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired									100.00%	100.00%
Cash consideration									$ 5,636	€ 3,898
Yazzoom B.V.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired											100.00%	100.00%
Cash consideration											$ 5,283	€ 3,655
IT.ACA. Engineering S.r.l, Avidity Science, LLC, Odyssey Validation Consultants Limited and Yazzoom B.V.
Disclosure of detailed information about business combination [line items]
Cash consideration													$ 291,012
Trade and other receivables recognised as of acquisition date													$ 21,140
Percentage of goodwill and intangible assets not tax deductible		17.00%